Certain risks and concentration (Tables)	12 Months Ended
Dec. 31, 2022
Certain risks and concentration
Summarized customers with greater than 10% of the account receivables

	As of December 31,
	2021	2022
Customer A	17%	11%
Customer B	*	21%
Customer C	*	12%
*	Less than 10%